11. INCOME TAXES: Schedule of tax credits and unused tax losses (Tables)	12 Months Ended
Sep. 30, 2021
Tables/Schedules
Schedule of tax credits and unused tax losses

The significant components of the Company’s temporary differences, unused tax credits and unused tax losses that have not been included on the consolidated statement of financial position are as follows:

	2021	Expiry Date Range	2020	Expiry Date Range
Temporary Differences	$		$
Exploration and evaluation assets	(6,000)	No expiry date	2,132,000	No expiry date
Property and equipment	14,000	No expiry date	16,000	No expiry date
Share issue costs	416,000	2022 to 2025	216,000	2021 to 2024
Allowable capital losses	3,762,000	No expiry date	3,762,000	No expiry date
Non-capital losses available for future periods	18,401,000	2026 to 2041	17,205,000	2026 to 2040